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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00266

Tri-Continental Corporation

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Tri-Continental Corporation, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 65.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.3%
Automobiles 0.2%
General Motors Co.	105,000	3,815,700
Hotels, Restaurants & Leisure 1.5%
Extended Stay America, Inc.	425,000	8,402,250
Royal Caribbean Cruises Ltd.	92,800	10,926,272
Six Flags Entertainment Corp.	90,000	5,603,400
Total		24,931,922
Household Durables 0.3%
PulteGroup, Inc.	150,600	4,441,194
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a)	5,200	7,526,168
Booking Holdings, Inc.(a)	525	1,092,205
Liberty Interactive Corp., Class A(a)	67,400	1,696,458
Total		10,314,831
Leisure Products 0.2%
Hasbro, Inc.	38,500	3,245,550
Media 1.2%
Charter Communications, Inc., Class A(a)	36,900	11,484,018
Comcast Corp., Class A	88,900	3,037,713
News Corp., Class A	362,100	5,721,180
Total		20,242,911
Multiline Retail 0.8%
Target Corp.	176,900	12,282,167
Specialty Retail 1.5%
Best Buy Co., Inc.	217,600	15,229,824
Home Depot, Inc. (The)	50,800	9,054,592
Total		24,284,416
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	130,700	14,612,260
VF Corp.	25,600	1,897,472
Total		16,509,732
Total Consumer Discretionary		120,068,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Food & Staples Retailing 2.6%
CVS Health Corp.	187,800	11,683,038
SYSCO Corp.	140,000	8,394,400
Walgreens Boots Alliance, Inc.	119,100	7,797,477
Walmart, Inc.	169,600	15,089,312
Total		42,964,227
Food Products 1.2%
Campbell Soup Co.	20,600	892,186
Kellogg Co.	87,500	5,688,375
Tyson Foods, Inc., Class A	185,000	13,540,150
Total		20,120,711
Household Products 0.5%
Kimberly-Clark Corp.	46,100	5,076,993
Procter & Gamble Co. (The)	42,400	3,361,472
Total		8,438,465
Tobacco 1.1%
Altria Group, Inc.	148,000	9,223,360
Philip Morris International, Inc.	80,000	7,952,000
Total		17,175,360
Total Consumer Staples		88,698,763
Energy 3.8%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc.	59,300	2,182,833
Oil, Gas & Consumable Fuels 3.7%
BP PLC, ADR	202,500	8,209,350
Chevron Corp.(b)	34,800	3,968,592
ConocoPhillips	297,900	17,662,491
Goodrich Petroleum Corp.(a),(c),(d)	3,824,000	4
Marathon Petroleum Corp.	78,400	5,731,824
Suncor Energy, Inc.	240,000	8,289,600
Valero Energy Corp.	174,200	16,160,534
Total		60,022,395
Total Energy		62,205,228
Tri-Continental Corporation | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.9%
Banks 5.3%
Bank of America Corp.	516,400	15,486,836
Citigroup, Inc.	278,600	18,805,500
Citizens Financial Group, Inc.	81,100	3,404,578
First Hawaiian, Inc.	147,500	4,104,925
JPMorgan Chase & Co.	345,900	38,038,623
PacWest Bancorp	150,000	7,429,500
Total		87,269,962
Capital Markets 3.1%
Ares Capital Corp.	535,000	8,490,450
BlackRock, Inc.	28,350	15,357,762
Franklin Resources, Inc.	49,800	1,727,064
S&P Global, Inc.	86,100	16,450,266
T. Rowe Price Group, Inc.	48,000	5,182,560
TCG BDC, Inc.	225,000	4,027,500
Total		51,235,602
Insurance 1.8%
Allstate Corp. (The)	149,000	14,125,200
Aon PLC	21,700	3,045,161
Principal Financial Group, Inc.	95,000	5,786,450
Prudential Financial, Inc.	64,700	6,699,685
Total		29,656,496
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	112,500	3,534,750
Starwood Property Trust, Inc.	400,000	8,380,000
Total		11,914,750
Total Financials		180,076,810
Health Care 8.5%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(a)	35,900	4,001,414
Biogen, Inc.(a)	14,700	4,025,154
BioMarin Pharmaceutical, Inc.(a)	19,600	1,588,972
Celgene Corp.(a)	34,700	3,095,587
Gilead Sciences, Inc.	123,700	9,325,743
Vertex Pharmaceuticals, Inc.(a)	27,250	4,441,205
Total		26,478,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	175,400	11,408,016
Medtronic PLC	77,500	6,217,050
Total		17,625,066
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	20,200	1,741,442
Centene Corp.(a)	76,600	8,186,242
Express Scripts Holding Co.(a)	196,800	13,594,944
Humana, Inc.	11,500	3,091,545
Total		26,614,173
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	61,400	3,883,550
Eli Lilly & Co.	191,900	14,847,303
Johnson & Johnson	103,900	13,314,785
Merck & Co., Inc.	141,900	7,729,293
Pfizer, Inc.	810,909	28,779,160
Total		68,554,091
Total Health Care		139,271,405
Industrials 6.1%
Aerospace & Defense 3.1%
Boeing Co. (The)	80,100	26,263,188
General Dynamics Corp.	49,400	10,912,460
Lockheed Martin Corp.	41,100	13,888,923
Total		51,064,571
Airlines 0.7%
Southwest Airlines Co.	186,700	10,694,176
Electrical Equipment 0.4%
Acuity Brands, Inc.	6,800	946,492
AMETEK, Inc.	64,800	4,922,856
Total		5,869,348
Industrial Conglomerates 0.3%
Honeywell International, Inc.	37,600	5,433,576
Machinery 0.3%
Cummins, Inc.	30,400	4,927,536
Professional Services —%
Nielsen Holdings PLC	15,800	502,282

2	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.2%
Union Pacific Corp.	28,900	3,885,027
Trading Companies & Distributors 0.8%
WW Grainger, Inc.	45,300	12,786,831
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	125,000	4,616,250
Total Industrials		99,779,597
Information Technology 16.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	636,500	27,299,485
F5 Networks, Inc.(a)	53,100	7,678,791
Total		34,978,276
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	200,000	5,576,000
Internet Software & Services 3.1%
Alphabet, Inc., Class A(a)	8,450	8,763,833
Facebook, Inc., Class A(a)	169,500	27,084,405
VeriSign, Inc.(a)	126,000	14,938,560
Total		50,786,798
IT Services 1.7%
Automatic Data Processing, Inc.	35,000	3,971,800
Booz Allen Hamilton Holdings Corp.	110,000	4,259,200
MasterCard, Inc., Class A	109,800	19,232,568
Visa, Inc., Class A	8,100	968,922
Total		28,432,490
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	65,000	5,923,450
Applied Materials, Inc.	108,400	6,028,124
Broadcom Ltd.	104,200	24,554,730
Intel Corp.	230,000	11,978,400
KLA-Tencor Corp.	60,000	6,540,600
Lam Research Corp.	35,000	7,110,600
Micron Technology, Inc.(a)	52,600	2,742,564
Total		64,878,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.8%
Activision Blizzard, Inc.	43,600	2,941,256
Adobe Systems, Inc.(a)	86,200	18,626,096
Cadence Design Systems, Inc.(a)	41,700	1,533,309
Electronic Arts, Inc.(a)	94,700	11,481,428
Microsoft Corp.	311,700	28,448,859
Total		63,030,948
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	102,550	17,205,839
HP, Inc.	136,200	2,985,504
NetApp, Inc.	48,200	2,973,458
Total		23,164,801
Total Information Technology		270,847,781
Materials 1.3%
Chemicals 1.1%
Eastman Chemical Co.	26,400	2,787,312
LyondellBasell Industries NV, Class A	143,900	15,207,352
Total		17,994,664
Containers & Packaging 0.1%
Avery Dennison Corp.	10,200	1,083,750
Packaging Corp. of America	11,300	1,273,510
Total		2,357,260
Metals & Mining 0.1%
Freeport-McMoRan, Inc.(a)	93,000	1,634,010
Total Materials		21,985,934
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Alexandria Real Estate Equities, Inc.	47,500	5,932,275
American Tower Corp.	103,500	15,042,690
Equinix, Inc.	15,500	6,481,170
SBA Communications Corp.(a)	37,400	6,392,408
Total		33,848,543
Total Real Estate		33,848,543
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	679,500	24,224,175
Total Telecommunication Services		24,224,175

Tri-Continental Corporation | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.7%
Electric Utilities 1.7%
American Electric Power Co., Inc.	92,500	6,344,575
Edison International	97,500	6,206,850
Entergy Corp.	120,800	9,516,624
Xcel Energy, Inc.	109,100	4,961,868
Total		27,029,917
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	490,000	8,055,600
Multi-Utilities 0.5%
CenterPoint Energy, Inc.	323,100	8,852,940
Total Utilities		43,938,457
Total Common Stocks (Cost $984,613,883)		1,084,945,116

Convertible Bonds 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
Navistar International Corp.
04/15/2019	4.750%	3,609,000	3,708,219
Cable and Satellite 0.3%
DISH Network Corp.
08/15/2026	3.375%	5,700,000	5,490,240
Finance Companies 0.3%
Encore Capital Group, Inc.
03/15/2022	3.250%	4,050,000	4,716,225
Gaming 0.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	2,150,000	3,747,719
Health Care 0.8%
Invacare Corp.
02/15/2021	5.000%	3,145,000	3,956,734
Novavax, Inc.
02/01/2023	3.750%	6,300,000	4,422,505
Teladoc, Inc.(e)
12/15/2022	3.000%	3,600,000	4,270,752
Total			12,649,991
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	5,972,100
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Chesapeake Energy Corp.
09/15/2026	5.500%	9,400,000	8,094,340
12/15/2038	2.250%	10,000	9,737
Total			8,104,077
Media and Entertainment 0.2%
Liberty Interactive LLC(e)
09/30/2046	1.750%	3,500,000	3,877,300
Metals and Mining 0.3%
Endeavour Mining Corp.(e)
02/15/2023	3.000%	4,300,000	4,485,330
Oil Field Services 0.2%
Bristow Group, Inc.
06/01/2023	4.500%	3,150,000	3,479,011
Cobalt International Energy, Inc.(f)
12/01/2019	0.000%	3,400,000	55,250
Total			3,534,261
Other Industry 0.3%
Green Plains, Inc.
09/01/2022	4.125%	4,500,000	4,269,559
Other REIT 0.9%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,800,000	4,714,080
IH Merger Sub LLC
01/15/2022	3.500%	5,500,000	6,154,775
New York Mortgage Trust, Inc.
01/15/2022	6.250%	4,200,000	4,249,636
Total			15,118,491
Pharmaceuticals 2.9%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	4,800,000	4,362,682
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	5,000,000	3,887,490
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	4,300,000	3,952,805
Clovis Oncology, Inc.
09/15/2021	2.500%	3,000,000	3,474,375
Dermira, Inc.(e)
05/15/2022	3.000%	5,000,000	3,956,630
Fluidigm Corp.
02/01/2034	2.750%	5,300,000	4,838,391

4	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	4,000,000	4,295,360
Insmed, Inc.
01/15/2025	1.750%	4,700,000	4,132,301
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	8,000,000	6,410,000
PTC Therapeutics, Inc.
08/15/2022	3.000%	4,300,000	3,940,761
Radius Health, Inc.
09/01/2024	3.000%	4,200,000	4,221,000
Total			47,471,795
Property & Casualty 0.6%
Heritage Insurance Holdings, Inc.(e)
08/01/2037	5.875%	3,100,000	3,674,886
MGIC Investment Corp.(e),(g)
Junior Subordinated
04/01/2063	9.000%	4,711,000	6,381,930
Total			10,056,816
Retailers 0.2%
GNC Holdings, Inc.
08/15/2020	1.500%	5,500,000	3,839,688
Technology 0.9%
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	7,200,000	8,577,000
Micron Technology, Inc.
11/15/2043	3.000%	3,200,000	5,726,090
Total			14,303,090
Transportation Services 0.2%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	6,000,000	3,691,068
Total Convertible Bonds (Cost $162,780,137)			155,035,969

Convertible Preferred Stocks 6.6%
Issuer		Shares	Value ($)
Consumer Staples 0.5%
Food Products 0.5%
Bunge Ltd.	4.875%	72,500	7,876,110
Total Consumer Staples			7,876,110
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Hess Corp.	8.000%	112,500	6,700,500
WPX Energy, Inc.	6.250%	67,500	4,237,650
Total			10,938,150
Total Energy			10,938,150
Financials 2.0%
Banks 1.0%
Bank of America Corp.	7.250%	6,500	8,381,425
Wells Fargo & Co.	7.500%	6,500	8,385,000
Total			16,766,425
Capital Markets 0.7%
AMG Capital Trust II	5.150%	130,000	8,057,127
Cowen, Inc.	5.625%	5,200	4,134,832
Total			12,191,959
Insurance 0.3%
Assurant, Inc.(a)	6.500%	40,000	4,166,000
Total Financials			33,124,384
Health Care 1.0%
Health Care Equipment & Supplies 0.5%
Becton Dickinson and Co.	6.125%	140,000	8,180,200
Health Care Providers & Services 0.5%
Anthem, Inc.	5.250%	150,000	8,049,000
Total Health Care			16,229,200
Industrials 0.6%
Machinery 0.6%
Rexnord Corp.	5.750%	67,500	4,338,900
Stanley Black & Decker, Inc.	5.375%	50,000	5,761,250
Total			10,100,150
Total Industrials			10,100,150
Information Technology 0.7%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	6.750%	85,000	7,942,400
Internet Software & Services 0.2%
Mandatory Exchangeable Trust(e)	5.750%	20,000	4,131,130
Total Information Technology			12,073,530

Tri-Continental Corporation | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Materials 0.1%
Chemicals 0.1%
A. Schulman, Inc.	6.000%	1,800	1,843,548
Total Materials			1,843,548
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Crown Castle International Corp.	6.875%	7,700	8,608,061
Total Real Estate			8,608,061
Utilities 0.5%
Multi-Utilities 0.5%
DTE Energy Co.	6.500%	165,000	8,594,850
Total Utilities			8,594,850
Total Convertible Preferred Stocks (Cost $104,729,585)			109,387,983

Corporate Bonds & Notes 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
Navistar International Corp.(e)
11/01/2025	6.625%	7,100,000	7,104,260
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(e)
09/15/2025	5.750%	8,550,000	8,443,724
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	7,600,000	8,395,226
Telesat Canada/LLC(e)
11/15/2024	8.875%	5,360,000	5,882,707
Total			14,277,933
Consumer Products 0.5%
Mattel, Inc.(e)
12/31/2025	6.750%	7,942,000	7,761,478
Electric 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	8,523,000	8,267,310
Finance Companies 1.4%
Fortress Transportation & Infrastructure Investors LLC(e)
03/15/2022	6.750%	6,250,000	6,342,219
iStar, Inc.
04/01/2022	6.000%	8,543,000	8,567,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2025	6.875%	8,400,000	8,426,964
Total			23,336,214
Food and Beverage 0.5%
Chobani LLC/Finance Corp., Inc.(e)
04/15/2025	7.500%	4,097,000	4,221,434
Lamb Weston Holdings, Inc.(e)
11/01/2026	4.875%	4,300,000	4,269,315
Total			8,490,749
Health Care 0.5%
Quotient Ltd.(c),(d),(e)
10/15/2023	12.000%	2,170,000	2,170,000
Surgery Center Holdings, Inc.(e)
07/01/2025	6.750%	6,800,000	6,596,537
Total			8,766,537
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	8,455,000	8,234,189
Independent Energy 0.9%
Indigo Natural Resources LLC(e)
02/15/2026	6.875%	8,800,000	8,360,475
Stone Energy Corp.
05/31/2022	7.500%	6,136,177	6,242,898
Total			14,603,373
Media and Entertainment 0.5%
Lions Gate Entertainment Corp.(e)
11/01/2024	5.875%	4,050,000	4,217,946
Meredith Corp.(e)
02/01/2026	6.875%	4,100,000	4,206,641
Total			8,424,587
Metals and Mining 1.0%
CONSOL Energy, Inc.(e)
11/15/2025	11.000%	4,200,000	4,467,229
Constellium NV(e)
03/01/2025	6.625%	8,000,000	8,111,824
Warrior Met Coal, Inc.(e)
11/01/2024	8.000%	4,200,000	4,301,346
Total			16,880,399
Midstream 0.8%
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	3,716,000	3,704,659

6	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Midstream Partners LP(g)
Junior Subordinated
12/31/2049	9.500%	8,400,000	8,557,206
Total			12,261,865
Oil Field Services 0.5%
Bristow Group, Inc.(e)
03/01/2023	8.750%	4,200,000	4,242,668
SESI LLC(e)
09/15/2024	7.750%	4,200,000	4,347,155
Total			8,589,823
Packaging 1.0%
BWAY Holding Co.(e)
04/15/2025	7.250%	8,300,000	8,481,986
Novolex (e)
01/15/2025	6.875%	8,490,000	8,434,764
Total			16,916,750
Pharmaceuticals 1.3%
AMAG Pharmaceuticals, Inc.(e)
09/01/2023	7.875%	8,700,000	8,605,005
Horizon Pharma, Inc.(e)
11/01/2024	8.750%	3,900,000	4,151,019
Valeant Pharmaceuticals International, Inc.(e)
03/01/2023	5.500%	9,700,000	8,506,483
Total			21,262,507
Restaurants 0.2%
IRB Holding Corp.(e)
02/15/2026	6.750%	4,100,000	4,022,342
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,937,000	1,643,804
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	7,512,000	6,094,959
Technology 1.1%
Diebold, Inc.
04/15/2024	8.500%	8,100,000	8,525,517
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(e)
11/30/2024	10.000%	3,750,000	4,155,630
Informatica LLC(e)
07/15/2023	7.125%	4,538,000	4,529,882
Total			17,211,029
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.7%
Hertz Corp. (The)(e)
06/01/2022	7.625%	4,250,000	4,319,033
Hertz Corp. (The)
10/15/2022	6.250%	6,700,000	6,317,678
Total			10,636,711
Wirelines 0.4%
Frontier Communications Corp.
09/15/2025	11.000%	8,360,000	6,271,488
Total Corporate Bonds & Notes (Cost $241,798,037)			239,502,031

Limited Partnerships 0.8%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enviva Partners LP	145,000	3,973,000
Total Energy		3,973,000
Industrials 0.3%
Trading Companies & Distributors 0.3%
Fortress Transportation & Infrastructure Investors LLC	250,000	3,987,500
Total Industrials		3,987,500
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
8Point3 Energy Partners LP	420,000	5,103,000
Total Utilities		5,103,000
Total Limited Partnerships (Cost $15,564,183)		13,063,500

Preferred Debt 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(g)
10/30/2040	8.137%	220,000	5,981,800
Finance Companies 0.2%
GMAC Capital Trust I(g)
02/15/2040	7.624%	160,000	4,156,800
Total Preferred Debt (Cost $9,796,867)			10,138,600

Tri-Continental Corporation | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Senior Loans 1.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
HLF Financing SARL(h),(i)
Term Loan
3-month USD LIBOR + 5.500% 02/15/2023	7.377%	3,700,000	3,734,706
Oil Field Services 0.5%
EagleClaw Midstream Ventures(h),(i)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	6.039%	7,943,970	7,983,690
Retailers 0.3%
BJ’s Wholesale Club, Inc.(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 4.000% 02/03/2025	9.191%	4,108,000	4,114,408
Total Senior Loans (Cost $15,716,503)			15,832,804

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(c),(d),(j)	11,283	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.738%(k),(l)	7,788,463	7,787,684
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(k)	3,269,935	3,269,935
Total Money Market Funds (Cost $11,057,619)		11,057,619
Total Investments in Securities (Cost: $1,546,056,814)		1,638,963,622
Other Assets & Liabilities, Net		6,733,190
Net Assets		1,645,696,812

At March 31, 2018, securities and/or cash totaling $410,544 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	68	06/2018	USD	8,986,200	—	(189,739)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $2,170,004, which represents 0.13% of net assets.
(d)	Valuation based on significant unobservable inputs.
8	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At March 31, 2018, the value of these securities amounted to $184,735,719, which represents 11.23% of net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2018, the value of these securities amounted to $55,250, which represents less than 0.01% of net assets.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Variable rate security.
(j)	Negligible market value.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.738%
	13,847,965	22,756,929	(28,816,431)	7,788,463	514	(1,042)	28,076	7,787,684
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Tri-Continental Corporation | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	120,068,423	—	—	—	120,068,423
Consumer Staples	88,698,763	—	—	—	88,698,763
Energy	62,205,224	—	4	—	62,205,228
Financials	180,076,810	—	—	—	180,076,810
Health Care	139,271,405	—	—	—	139,271,405
Industrials	99,779,597	—	—	—	99,779,597
Information Technology	270,847,781	—	—	—	270,847,781
Materials	21,985,934	—	—	—	21,985,934
Real Estate	33,848,543	—	—	—	33,848,543
Telecommunication Services	24,224,175	—	—	—	24,224,175
Utilities	43,938,457	—	—	—	43,938,457
Total Common Stocks	1,084,945,112	—	4	—	1,084,945,116
Convertible Bonds	—	155,035,969	—	—	155,035,969
Convertible Preferred Stocks
Consumer Staples	—	7,876,110	—	—	7,876,110
Energy	10,938,150	—	—	—	10,938,150
Financials	20,932,425	12,191,959	—	—	33,124,384
Health Care	16,229,200	—	—	—	16,229,200
Industrials	10,100,150	—	—	—	10,100,150
Information Technology	7,942,400	4,131,130	—	—	12,073,530
Materials	—	1,843,548	—	—	1,843,548
10	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	8,608,061	—	—	—	8,608,061
Utilities	8,594,850	—	—	—	8,594,850
Total Convertible Preferred Stocks	83,345,236	26,042,747	—	—	109,387,983
Corporate Bonds & Notes	—	237,332,031	2,170,000	—	239,502,031
Limited Partnerships
Energy	3,973,000	—	—	—	3,973,000
Industrials	3,987,500	—	—	—	3,987,500
Utilities	5,103,000	—	—	—	5,103,000
Total Limited Partnerships	13,063,500	—	—	—	13,063,500
Preferred Debt	10,138,600	—	—	—	10,138,600
Senior Loans	—	15,832,804	—	—	15,832,804
Warrants
Energy	—	—	0*	—	0*
Money Market Funds	3,269,935	—	—	7,787,684	11,057,619
Total Investments in Securities	1,194,762,383	434,243,551	2,170,004	7,787,684	1,638,963,622
Investments in Derivatives
Liability
Futures Contracts	(189,739)	—	—	—	(189,739)
Total	1,194,572,644	434,243,551	2,170,004	7,787,684	1,638,773,883

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain common stock and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Tri-Continental Corporation | Quarterly Report 2018	11

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2018